Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation. In an effort to avoid circumstances in which the grant of equity awards occurs while the Company is aware of material nonpublic information, our

Compensation Committee has adopted an Equity Awards Policy that governs all grants of equity awards under our equity incentive plan, including stock options. In accordance with our Equity Awards Policy, our regular annual LTI equity award grants are typically approved by the Compensation Committee (for grants of equity awards to Senior Management, including our NEOs) or the Equity Award Committee (for grants to all other staff members) with a grant date that is the date that is two business days after the date of release of our first fiscal quarter earnings. Staff members may also receive special equity awards as determined by the applicable committee as new hires or for recognition and retention, promotions, or other purposes, and the effective date of such grants is generally also on the date that is two business days after the date of release of our quarterly or annual earnings after the date of determination by the applicable committee. Our Equity Awards Policy also provides that, in unusual and compelling circumstances, the grant date of an equity award may be the date at which the equity award is approved by the applicable committee (or a future date as specified by such committee), provided that any such grant date shall only be during a time when the Company and its officers are not prohibited from trading in the Company’s securities.

Award Timing Method	In accordance with our Equity Awards Policy, our regular annual LTI equity award grants are typically approved by the Compensation Committee (for grants of equity awards to Senior Management, including our NEOs) or the Equity Award Committee (for grants to all other staff members) with a grant date that is the date that is two business days after the date of release of our first fiscal quarter earnings. Staff members may also receive special equity awards as determined by the applicable committee as new hires or for recognition and retention, promotions, or other purposes, and the effective date of such grants is generally also on the date that is two business days after the date of release of our quarterly or annual earnings after the date of determination by the applicable committee. Our Equity Awards Policy also provides that, in unusual and compelling circumstances, the grant date of an equity award may be the date at which the equity award is approved by the applicable committee (or a future date as specified by such committee), provided that any such grant date shall only be during a time when the Company and its officers are not prohibited from trading in the Company’s securities.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	In accordance with our Equity Awards Policy, our regular annual LTI equity award grants are typically approved by the Compensation Committee (for grants of equity awards to Senior Management, including our NEOs) or the Equity Award Committee (for grants to all other staff members) with a grant date that is the date that is two business days after the date of release of our first fiscal quarter earnings.
MNPI Disclosure Timed for Compensation Value	false